THE WEITZ FUNDS

Balanced Fund

Core Plus Income Fund

Hickory Fund

Nebraska Tax-Free Income Fund

Partners III Opportunity Fund

Partners Value Fund

Short Duration Income Fund

Ultra Short Government Fund

Value Fund

(collectively, the “Funds”)

Supplement dated January 5, 2022 to the
Fund’s Prospectus (the “Prospectus”) dated July 31, 2021, as supplemented

The section entitled HOW TO CHOOSE A SHARE CLASS – Institutional Class - on page 63 of the Prospectus is replaced in its entirety with the following:

The minimum initial investment for Institutional Class shares in any Dual Class Fund is $1,000,000. The minimum initial investment for Institutional Class shares in the Ultra Short Fund is $25,000. The Institutional Class has no up-front sales charges or deferred sales charges. Your entire purchase price is invested in Institutional Class shares at the NAV per share of the Institutional Class.

For the Dual Class Funds: The following are limited exceptions to this minimum initial investment requirement: (1) persons who hold shares across all the Funds, in one or more accounts registered with the Funds’ Transfer Agent, with a total dollar value of more than $1,000,000; (2) for each Fund, persons (or family members living at the same address) who hold shares of the Fund, in one or more accounts registered with the Funds’ Transfer Agent, with a total dollar value of more than $1,000,000; (3) for the Partners III and Short Duration Funds only, persons who held Institutional Class shares of such a Fund prior to July 31, 2014 and who continue to hold Institutional Class shares of the Fund; (4) employees of Weitz Inc. and their families and (5) any other investor at the discretion of Fund management. Institutional Class shares of the Dual Class Funds may also be offered without regard to the minimum initial investment requirement to investors purchasing such shares through qualified plans, wrap fee accounts, fee-based programs or other accounts held by financial intermediaries which have entered into arrangements with the Funds’ Distributor to offer Institutional Class shares. The Funds reserve the right to further modify this minimum initial investment requirement and/or its exceptions from time to time, including the right to make additional exceptions on a case-by-case basis.

For the Ultra Short Fund: The following are limited exceptions to this minimum initial investment requirement: (1) persons who hold shares across all the Funds, in one or more accounts registered with the Funds’ Transfer Agent, with a total dollar value of more than $1,000,000; (2) persons who held a total dollar value of at least $2,500 in the Fund on December 16, 2016 and who continue to hold a total dollar value of at least $2,500 in the Fund, (3) employees of Weitz Inc., Trustees of the Weitz Funds, and the immediate families of any of them, and (4) any other investor at the discretion of Fund management. Shares of the Ultra Short Fund may also be offered without regard to the minimum

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initial investment requirement to investors purchasing such shares through qualified plans, wrap fee accounts, fee-based programs or other accounts held by financial intermediaries which have entered into arrangements with the Ultra Short Fund’s Distributor to offer Institutional Class shares. The Ultra Short Fund reserves the right to further modify this minimum initial investment requirement and/or its exceptions from time to time, including the right to make additional exceptions on a case-by-case basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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THE WEITZ FUNDS

Balanced Fund

Core Plus Income Fund

Hickory Fund

Nebraska Tax-Free Income Fund

Partners III Opportunity Fund

Partners Value Fund

Short Duration Income Fund

Ultra Short Government Fund

Value Fund

(collectively, the “Funds”)

Supplement dated January 5, 2022 to the

Funds’ Statement of Additional Information (“SAI”) dated July 31, 2021, as supplemented

1.       Appointment of New Independent Trustee. At a meeting held on November 9, 2021, the Board of Trustees (the “Board”) of The Weitz Funds (the “Trust”) appointed Dana E. Washington to serve as a member of the Board, effective January 2022. Ms. Washington is not an “interested person” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust and is therefore considered to be an “Independent Trustee” of the Trust. As a result, the following disclosure is being added to the Funds’ SAI:

The section entitled MANAGEMENT OF THE FUNDS - Board of Trustees - Independent Trustees - on page 39 of the SAI is amended by adding the following:

Dana E. Washington (Age: 49)

Position(s) Held with Trust: Trustee

Length of Service (Beginning Date): January 2022

Principal Occupation(s) During Past 5 Years: Executive Vice President and General Counsel, Father Flanagan’s Boys Town, a youth care and health care services organization (2016 to present); Assistant General Counsel, Mutual of Omaha Insurance Company, an insurance services firm (2005 to 2016)

Number of Portfolios Overseen in Fund Complex: 9

Other Directorships During Past 5 Years: none

The section entitled MANAGEMENT OF THE FUNDS - Ownership of Fund Shares -Independent Trustees - on page 41 of the SAI is amended by adding the following, which information for Ms. Washington is as of December 31, 2021:

Name of Trustee	Dollar Range of Securities in Weitz Funds	Aggregate Dollar Range of Equity Securities in all Weitz Funds Overseen by Trustee
Dana E. Washington	Balanced Fund: $1 - $10,000	$1 - $10,000

As Ms. Washington was appointed to the Board after the conclusion of the Funds’ most recently completed fiscal year, she did not receive any compensation during the Funds’ most recently completed fiscal year.

Ms. Washington has also been appointed to serve on each of the Trust’s committees, consisting of the Audit Committee, the Corporate Governance Committee and the Valuation Committee.

The section entitled MANAGEMENT OF THE FUNDS - Other Information Concerning the Board of Trustees - Trustee Qualifications - on pages 41-42 of the SAI is amended by adding the following:

Dana E. Washington – As the current Executive Vice President and General Counsel for a youth care and health care services organization and previously as the Assistant General Counsel of a large insurance company, Ms. Washington has extensive experience with business and regulatory matters.

2.       Trustee Retirement. Effective June 28, 2021, Thomas R. Pansing, Jr. retired from his position as a member of the Board. Effective November 9, 2021, Roland J. Santoni retired from his position as a member of the Board. Accordingly, all references to Mr. Pansing and Mr. Santoni as Trustees are deemed to be removed from the SAI.

3.       Establishment of an Advisory Board of the Trust. The Board recently established an Advisory Board and appointed Steven M. Hill, Alison L. Maloy, CPA and Elizabeth L. Sylvester to serve as members of the Advisory Board. The Advisory Board members assist the Board in the Board’s oversight of the Funds’ investment activities, but the Advisory Board members do not vote on any matters involving the management or operation of the Funds. Advisory Board members receive a fee of $5,000 for each meeting of the Advisory Board that they attend. As Mr. Hill, Ms. Maloy and Ms. Sylvester were appointed to the Advisory Board after the conclusion of the Funds’ most recently completed fiscal year, they did not receive any compensation during the Funds’ most recently completed fiscal year. None of Mr. Hill, Ms. Maloy or Ms. Sylvester are considered to be “interested persons” (as that term is defined in the 1940 Act) of the Trust. As a result of the establishment of the Advisory Board, the following disclosure is added to the Funds’ SAI:

The first three paragraphs of the section entitled MANAGEMENT OF THE FUNDS - Board of Trustees - on page 38-39 of the SAI are deleted in their entirety and replaced with the following:

The Board of Trustees of the Trust is responsible for managing the business and affairs of the Trust, including overseeing the Trust’s Officers, who actively supervise the day to day operations of the Trust. Each Trustee serves until a successor is elected and qualified or until resignation. Each Officer is elected annually by the Trustees.

The Board has also established an Advisory Board which assists the Board in its oversight of the investment activities of the Funds. The Board has selected three individuals to serve on the Advisory Board. Each Advisory Board member serves until his or her resignation, death or removal.

A majority of the Trustees of Weitz Funds are independent Trustees within the meaning of the 1940 Act. In addition, the Board has elected an independent Trustee to serve as Chair of the Board. The Trustees exercise all of the rights and responsibilities required by the terms of the Trust’s Declaration of Trust. The address of all Officers, Trustees and Advisory Board members is 1125 South 103rd Street, Suite 200, Omaha, Nebraska 68124.

The following table sets forth certain information with respect to the Officers, Trustees and Advisory Board members of the Trust:

The following is added immediately following the section entitled MANAGEMENT OF THE FUNDS - Board of Trustees - Independent Trustees - on page 39 of the SAI:

Advisory Board Members

Steven M. Hill (Age: 57)

Position(s) Held with Trust: Advisory Board Member

Length of Service (Beginning Date): January 2022

Principal Occupation(s) During Past 5 Years: Director, Catholic Cemeteries of the Archdiocese of Omaha (2021 to present); Finance Director, St. Patrick Catholic Church (2019 to 2021); Principal Accounting and Financial Officer, Investment Pools, and Head of Global ETF Administration, Invesco Capital Management LLC (2011 to 2018)

Number of Portfolios Overseen in Fund Complex: 9

Other Directorships During Past 5 Years: none

Alison L. Maloy, CPA (Age: 43)

Position(s) Held with Trust: Advisory Board Member

Length of Service (Beginning Date): January 2022

Principal Occupation(s) During Past 5 Years: Accounting Instructor, Creighton University (2018 to present); Director of Client Accounting Services, Bland & Associates, a public accounting firm (2016 to 2018); Principal, Lone Tree Accounting, a public accounting firm (2010 to 2016)

Number of Portfolios Overseen in Fund Complex: 9

Other Directorships During Past 5 Years: none

Elizabeth L. Sylvester (Age: 38)

Position(s) Held with Trust: Advisory Board Member

Length of Service (Beginning Date): January 2022

Principal Occupation(s) During Past 5 Years: Director, Castlelake, a private equity firm (2019 to present); Vice President, Envoi LLC, a private wealth management firm (2017 to 2019); Associate, Goldman Sachs – an investment and private wealth management firm (2012 to 2016)

Number of Portfolios Overseen in Fund Complex: 9

Other Directorships During Past 5 Years: none

The following is added immediately following the section entitled MANAGEMENT OF THE FUNDS - Other Information Concerning the Board of Trustees - Trustee Qualifications on page 41-42 of the SAI:

Advisory Board Member Qualifications

There are no specific required qualifications for Advisory Board membership. The Board believes that the different perspectives, viewpoints, professional experience,

education and individual attributes of each Advisory Board member represent a diversity of experiences and skills. In addition to the table above, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each such Advisory Board member is qualified to serve on the Advisory Board.

Steven M. Hill – As a retired executive for various investment management companies and investment advisory firms, Mr. Hill has extensive experience with the investment management industry, including experience and background in the auditing of investment management companies, and experience with business, financial and regulatory matters.

Alison L. Maloy, CPA – As a certified public accountant with extensive experience in the accounting industry, Ms. Maloy has experience and background in the auditing of operating companies and in business, financial and regulatory matters.

Elizabeth L. Sylvester – As a current executive in the private equity field and previously an executive with financial services and wealth management firms, Ms. Sylvester has extensive experience with business, financial and regulatory matters.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE.

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